Loans and Related Allowance for Credit Losses, Consumer Loan Modifications (Details) - Total Consumer [Member] $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	$ 1,291
Modifications as a % of loan class	0.33%
Interest rate reduction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	$ 484
Payment delay [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	494
Term extension [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	67
Interest rate reduction and term extension [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	71
Term extension and payment delay [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	88
Interest rate reduction, term extension and payment delay [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	80
All other modifications and combinations [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	7
Residential mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	$ 764
Modifications as a % of loan class	0.29%
Residential mortgage [Member] | Interest rate reduction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	$ 10
Residential mortgage [Member] | Payment delay [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	472
Residential mortgage [Member] | Term extension [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	67
Residential mortgage [Member] | Interest rate reduction and term extension [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	40
Residential mortgage [Member] | Term extension and payment delay [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	88
Residential mortgage [Member] | Interest rate reduction, term extension and payment delay [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	80
Residential mortgage [Member] | All other modifications and combinations [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	7
Credit card [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	$ 459
Modifications as a % of loan class	0.88%
Credit card [Member] | Interest rate reduction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	$ 459
Credit card [Member] | Payment delay [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	0
Credit card [Member] | Term extension [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	0
Credit card [Member] | Interest rate reduction and term extension [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	0
Credit card [Member] | Term extension and payment delay [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	0
Credit card [Member] | Interest rate reduction, term extension and payment delay [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	0
Credit card [Member] | All other modifications and combinations [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	0
Auto [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	$ 24
Modifications as a % of loan class	0.05%
Auto [Member] | Interest rate reduction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	$ 4
Auto [Member] | Payment delay [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	20
Auto [Member] | Term extension [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	0
Auto [Member] | Interest rate reduction and term extension [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	0
Auto [Member] | Term extension and payment delay [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	0
Auto [Member] | Interest rate reduction, term extension and payment delay [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	0
Auto [Member] | All other modifications and combinations [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	0
Other consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	$ 44
Modifications as a % of loan class	0.15%
Other consumer [Member] | Interest rate reduction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	$ 11
Other consumer [Member] | Payment delay [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	2
Other consumer [Member] | Term extension [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	0
Other consumer [Member] | Interest rate reduction and term extension [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	31
Other consumer [Member] | Term extension and payment delay [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	0
Other consumer [Member] | Interest rate reduction, term extension and payment delay [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	0
Other consumer [Member] | All other modifications and combinations [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	$ 0